Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (the Chief Executive Office, or “CODM”) for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management's assessment, the Company has determined that the production line for commercial printing is situated in the PRC, while the major sales operations are located in Hong Kong. Since the majority (approximately 85% of total revenue) of revenue is generated from Hong Kong, the Company considered that no geographical location disclosure was required.

In accordance with ASU 2023-07, Improvements to Reportable Segment Disclosures, single-segment entities are required to disclose significant segment expenses reviewed by the CODM. For the six months ended June 30, 2025 and 2026, the primary segment performance measure reviewed by the CODM is loss from operations as reported on the unaudited interim condensed consolidated statements of operations. The significant expense categories reviewed by the CODM primarily comprise cost of revenue, selling and marketing expenses, and general and administrative expenses as presented in the unaudited interim condensed consolidated statements of operations.

The following table shows disaggregated revenue by major merchandise categories for the six months ended June 30, 2025 and 2026, respectively:

	Six months ended June 30,
	2025			2026
	HK$	US$	%	HK$	US$	%
Book products	34,020,084	4,333,824	41.4%	50,264,083	6,409,600	65.1%
Novelty and packaging products	48,101,149	6,127,613	58.6%	26,940,545	3,435,418	34.9%
	82,121,233	10,461,437	100.0%	77,204,628	9,845,018	100.0%

The following tables present total revenue disaggregated by geographic market based on the location of customers, and long-lived assets (comprising plant and equipment, net and operating lease right-of-use assets, net) by physical location:

	Six months ended June 30,
	2025			2026
	HK$	US$	%	HK$	US$	%
Hong Kong	69,443,226	8,846,384	84.6%	65,407,486	8,340,664	84.7%
Mainland China	4,706,227	599,527	5.7%	3,365,995	429,227	4.4%
England	7,971,780	1,015,526	9.7%	8,431,147	1,075,127	10.9%
Total Revenue	82,121,233	10,461,437	100.0%	77,204,628	9,845,018	100.0%

	As of December 31, 2025			As of June 30, 2026
	HK$	US$	%	HK$	US$	%
Hong Kong	791,574	101,702	1.5%	827,618	105,537	1.6%
Mainland China	51,873,032	6,664,658	98.5%	52,253,282	6,663,259	98.4%
Total Long-lived assets	52,664,606	6,766,360	100.0%	53,080,900	6,768,796	100.0%